Note 2 - Cash and Cash Equivalents	12 Months Ended
Jun. 28, 2015
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
2. CASH AND CASH EQUIVALENTS

 Cash and cash equivalents consisted of the following:

	June 28, 2015	June 29, 2014

Demand deposits and cash on hand	$558,364	$634,923
Money market funds	220,003	207,191
	$778,367	$842,114

The account balances at times exceed federally insured limits. The Company does not believe this poses any significant risk.